                                    FORM 13F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20524

              Report of the Calendar Quarter Ending March 31, 2003

                       If amended report check here: _____

Name of Institutional Investment Manager:

Appleton Partners, Inc.             S.E.C. File Number 28-6694
--------------------------------------------------------------

Business Address:

45 Milk Street             Boston              MA              02109
--------------------------------------------------------------------
Street                     City                State           Zip


Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President           (617)338-0700
---------------------------------------------------------

ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations.  Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 7th day of May 2003.

                                        Appleton Partners, Inc.
                                        ----------------------------------------
                                        (Name of Institutional Investment Mgr.)



                                        /s/ Douglas C. Chamberlain
                                        ----------------------------------------
                                        By:  Douglas C. Chamberlain

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     116
Form 13F Information Table Value Total:     158,621,174 (thousands)


List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

     NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.               Form 13F file number               Name

----              ------------------                 -------------------

                                       2

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

                                                         APPLETON PARTNERS, INC.
                                                      DISCRETIONARY OWNERSHIP FOR 13F
                                                             AS OF March 31, 2003
                                                                                          INVESTMENT                VOTING
                                                                                          DISCRETION              AUTHORITY
                                  TITLE                  FAIR         SHARES OR                      SHARED
                                   OF       CUSIP       MARKET       PRINCIPAL       SOLE    SHARED  OTHER    SOLE  SHARED   NONE
NAME OF ISSUER                    CLASS     NUMBER       VALUE          AMOUNT        (A)     (B)     (C)      (A)   (B)     (C)
ABBOTT LABS                       COMMON   002824100      279,818         7,440        X                        X
AMERICAN EXPRESS CO               COMMON   025816109    2,572,766        77,423        X                        X
AMERICAN INTL GROUP INC           COMMON   026874107    1,814,568        36,695        X                        X
AMGEN INC                         COMMON   031162100      539,071         9,367        X                        X
APOLLO GROUP INC CL A             COMMON   037604105    1,768,955        35,450        X                        X
APPLIED MATLS INC                 COMMON   038222105    1,762,559       140,108        X                        X
ATLAS CONSOLIDATED MNG & DEV-B    COMMON   049249303          230        76,533        X                        X
AVON PRODS INC                    COMMON   054303102    3,647,492        63,935        X                        X
BANK OF AMERICA CAP TR II 02/0    PREFERR  055188205      201,780         7,600        X                        X
BISYS GROUP INC                   COMMON   055472104    1,658,357       101,615        X                        X
BP P.L.C. ADR                     COMMON   055622104      732,940        18,993        X                        X
BANK OF AMERICA CORP              COMMON   060505104    3,195,554        47,809        X                        X
BATTLE MOUNTAIN BMG 6.000% 01/    CONVERT  071593AA5       35,500        50,000        X                        X
BELLSOUTH CORP                    COMMON   079860102      230,720        10,647        X                        X
BEST BUY INC                      COMMON   086516101      315,576        11,701        X                        X
BRINKER INTL                      COMMON   109641100    3,627,822       118,945        X                        X
BRISTOL MYERS SQUIBB CO           COMMON   110122108      750,516        35,519        X                        X
CVS CORP                          COMMON   126650100    3,105,985       130,230        X                        X
CATERPILLAR INC                   COMMON   149123101    2,055,330        41,775        X                        X
CENTEX CORP COM                   COMMON   152312104      898,299        16,525        X                        X
CHEVRONTEXACO CORPORATION         COMMON   166764100      316,591         4,897        X                        X
CISCO SYS INC                     COMMON   17275R102    2,303,223       177,444        X                        X
CITIGROUP                         COMMON   172967101    2,711,525        78,709        X                        X
COCA COLA CO                      COMMON   191216100      918,086        22,680        X                        X
COLGATE PALMOLIVE CO              COMMON   194162103      504,604         9,269        X                        X
CONAGRA INC                       COMMON   205887102      304,212        15,150        X                        X


                                                         APPLETON PARTNERS, INC.
                                                      DISCRETIONARY OWNERSHIP FOR 13F
                                                             AS OF March 31, 2003
                                                                                          INVESTMENT                VOTING
                                                                                          DISCRETION              AUTHORITY
                                  TITLE                  FAIR         SHARES OR                      SHARED
                                   OF       CUSIP       MARKET       PRINCIPAL       SOLE    SHARED  OTHER    SOLE  SHARED   NONE
NAME OF ISSUER                    CLASS     NUMBER       VALUE          AMOUNT        (A)     (B)     (C)      (A)   (B)     (C)
CONCORD EFS INC                   COMMON   206197105      495,145        52,675        X                        X
CONOCOPHILLIPS                    COMMON   20825C104      253,260         4,725        X                        X
DNAPRINT GENOMICS INC COM         COMMON   23324Q103        2,200       100,000        X                        X
DISNEY (WALT) COMPANY             COMMON   254687106      539,874        31,720        X                        X
DU PONT E I DE NEMOURS            COMMON   263534109      280,491         7,218        X                        X
ECOLAB INC                        COMMON   278865100      533,751        10,820        X                        X
ENERGAS RES INC                   COMMON   29265E108        7,000        20,000        X                        X
EXPRESS SCRIPTS INC               COMMON   302182100      557,268        10,005        X                        X
EXXON MOBIL CORPORATION           COMMON   30231G102   10,053,507       287,654        X                        X
FEDERATED INVESTORS               COMMON   314211103      470,189        18,475        X                        X
FLEETBOSTON FINANCIAL CORP        COMMON   339030108    3,330,591       139,472        X                        X
FOREST LABS INC                   COMMON   345838106    1,663,625        30,825        X                        X
GENERAL ELECTRIC                  COMMON   369604103    6,272,439       245,978        X                        X
GILEAD SCIENCES INC               COMMON   375558103      214,023         5,097        X                        X
GILLETTE CO                       COMMON   375766102    2,451,345        79,229        X                        X
HARLEY DAVIDSON INC               COMMON   412822108      279,956         7,050        X                        X
HOME DEPOT INC                    COMMON   437076102    2,057,567        84,465        X                        X
ILLINOIS TOOL WKS                 COMMON   452308109      216,725         3,727        X                        X
ING GROUP 12/31/49 7.05%          PREFERR  456837202      216,155         8,500        X                        X
ING GROUP NV SERIES 7.2%          PREFERR  456837301      346,680        13,500        X                        X
INTEL CORP                        COMMON   458140100    4,914,118       301,850        X                        X
I B M                             COMMON   459200101    1,187,587        15,142        X                        X
INTUIT INC                        COMMON   461202103      612,498        16,465        X                        X
ISHARES TR MSCI EAFE INDEX        COMMON   464287465      258,210         2,850        X                        X
JOHNSON & JOHNSON                 COMMON   478160104    6,218,884       107,463        X                        X
LABORATORY CORP AMER HLDGS        COMMON   50540R409      491,893        16,590        X                        X
LEXMARK INTL INC CL A             COMMON   529771107      626,317         9,355        X                        X
LILLY, ELI AND COMPANY            COMMON   532457108    2,543,061        44,498        X                        X
LOWES COS INC                     COMMON   548661107    2,286,532        56,015        X                        X
MFS INTER INCOME TRUST SH BEN     MUTUAL   55273C107      176,160        24,000        X                        X
MASCO CORP                        COMMON   574599106      674,230        36,210        X                        X
MASCOTECH INC 4.500% 12/15/03     CONVERT  574670AB1       18,900        20,000        X                        X
MEDTRONIC INC                     COMMON   585055106    1,050,348        23,279        X                        X
MERCK & CO INC                    COMMON   589331107    3,426,982        62,559        X                        X
MERRILL LYNCH & CO                COMMON   590188108    4,451,125       125,738        X                        X
ML CAPITAL TRUST 7.280% PFD       PREFERR  59021K205      641,520        24,300        X                        X
MICROSOFT CORP                    COMMON   594918104    4,178,259       172,584        X                        X



                                                         APPLETON PARTNERS, INC.
                                                      DISCRETIONARY OWNERSHIP FOR 13F
                                                             AS OF March 31, 2003
                                                                                          INVESTMENT                VOTING
                                                                                          DISCRETION              AUTHORITY
                                  TITLE                  FAIR         SHARES OR                      SHARED
                                   OF       CUSIP       MARKET       PRINCIPAL       SOLE    SHARED  OTHER    SOLE  SHARED   NONE
NAME OF ISSUER                    CLASS     NUMBER       VALUE          AMOUNT        (A)     (B)     (C)      (A)   (B)     (C)
MOHAWK INDS INC                   COMMON   608190104    2,456,925        51,250        X                        X
NAUTILUS GROUP INC                COMMON   63910B102      650,883        45,644        X                        X
NOKIA CORP ADR                    COMMON   654902204      314,763        22,467        X                        X
NORTHERN TRUST CORP               COMMON   665859104      255,780         8,400        X                        X
OFFICE DEPOT                      COMMON   676220106      371,072        31,367        X                        X
OMNICOM GROUP                     COMMON   681919106    1,071,212        19,775        X                        X
ORACLE SYS CORP                   COMMON   68389X105      302,177        27,853        X                        X
PATTERSON DENTAL CO               COMMON   703412106      637,508        13,880        X                        X
PEPSICO INC                       COMMON   713448108    2,277,040        56,926        X                        X
PFIZER INC                        COMMON   717081103    5,144,609       165,103        X                        X
PHARMACEUTICAL PROD DEV INC       COMMON   717124101    2,338,051        87,075        X                        X
PHARMACIA CORP                    COMMON   71713U102      330,899         7,642        X                        X
POLARIS INDS INC                  COMMON   731068102    1,151,465        23,159        X                        X
PROCTER & GAMBLE COMPANY          COMMON   742718109    3,392,538        38,097        X                        X
PULTE HOMES INC                   COMMON   745867101    2,949,071        58,805        X                        X
QUALCOMM INC                      COMMON   747525103      564,480        15,680        X                        X
QUANTUM CORP 7.000% 08/01/04      CONVERT  747906AC9       61,425        65,000        X                        X
QUEST DIAGNOSTICS INC             COMMON   74834L100    1,956,340        32,775        X                        X
ROYAL DUTCH PETRO                 COMMON   780257804      347,027         8,516        X                        X
RUDDICK CORP COM                  COMMON   781258108      169,125        13,750        X                        X
SBC COMMUNICATIONS INC            COMMON   78387G103      708,138        35,301        X                        X
SPDR TR UNIT SER 1                COMMON   78462F103      266,931         3,150        X                        X
SANMINA-SCI CORP                  COMMON   800907107      181,493        44,924        X                        X
SCHEIN HENRY INC                  COMMON   806407102      248,050         5,500        X                        X
SCHLUMBERGER LTD                  COMMON   806857108    1,294,925        34,068        X                        X
SCRIPPS (E.W)                     COMMON   811054204      607,435         8,020        X                        X
SEA CONTAINERS LTD CL A           COMMON   811371707      170,775        24,750        X                        X
SPRINT CORP 7.125 8/17/04 CONV    CONVERT  852061605      103,869        14,650        X                        X
STATE STREET CORP                 COMMON   857477103    2,415,077        76,354        X                        X
SUN MICROSYSTEMS INC              COMMON   866810104      273,195        83,802        X                        X
SYMANTEC CORP                     COMMON   871503108    2,152,745        54,945        X                        X
TARGET CORP                       COMMON   87612E106      363,702        12,430        X                        X
TELLABS INC                       COMMON   879664100       82,797        14,300        X                        X
TENET HEALTHCARE CORP             COMMON   88033G100      567,800        34,000        X                        X
TERADYNE INC                      COMMON   880770102      389,498        33,462        X                        X
TEVA PHARMACEUTICAL INDS LTD A    COMMON   881624209      342,571         8,225        X                        X
TEXAS INSTRUMENTS                 COMMON   882508104    1,070,107        65,370        X                        X


                                                         APPLETON PARTNERS, INC.
                                                      DISCRETIONARY OWNERSHIP FOR 13F
                                                             AS OF March 31, 2003
                                                                                          INVESTMENT                VOTING
                                                                                          DISCRETION              AUTHORITY
                                  TITLE                  FAIR         SHARES OR                      SHARED
                                   OF       CUSIP       MARKET       PRINCIPAL       SOLE    SHARED  OTHER    SOLE  SHARED   NONE
NAME OF ISSUER                    CLASS     NUMBER       VALUE          AMOUNT        (A)     (B)     (C)      (A)   (B)     (C)
3M COMPANY                        COMMON   88579Y101      605,550         4,657        X                        X
TOLL BROTHERS                     COMMON   889478103    1,403,303        72,710        X                        X
TRIBUNE CO                        COMMON   896047107    5,869,259       130,399        X                        X
TRIPATH IMAGING INC               COMMON   896942109       70,125        16,500        X                        X
UNITED TECHNOLOGIES CORP          COMMON   913017109    2,710,171        46,905        X                        X
VERIZON COMMUNICATIONS            COMMON   92343V104      725,276        20,517        X                        X
VODAFONE GROUP PLC SPONS ADR      COMMON   92857W100      199,746        10,963        X                        X
WAL MART STORES INC               COMMON   931142103    2,851,452        54,804        X                        X
WELLS FARGO COMPANY               COMMON   949746101    1,232,366        27,392        X                        X
WELLS FARGO CAP IV PFD GTD CAP    PREFERR  94976Y207      299,820        11,400        X                        X
WHOLE FOODS MKT INC               COMMON   966837106      519,678         9,340        X                        X
WYETH PHARMACEUTICALS             COMMON   983024100    1,544,418        40,836        X                        X
ZIMMER HLDGS INC                  COMMON   98956P102      225,497         4,637        X                        X
J.D. WETHERSPOON PLC              COMMON   G5085Y147       35,887        13,750        X                        X
WEATHERFORD INTL LTD              COMMON   G95089101      739,348        19,575        X                        X
CHECK POINT SOFTWARE TECHNOLOG    COMMON   M22465104    1,357,286        93,800        X                        X


                                                                    158,621,174